Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of other assets [abstract]
Accrued interest	$ 2,790	$ 2,800
Accounts receivable and prepaids	2,298	1,878
Current tax assets	1,534	657
Margin deposit derivatives	5,560	3,247
Segregated fund assets	2,405	2,736
Pension assets	422	360
Receivable from brokers, dealers and clients	1,161	2,061
Other	6,721	3,694
Total	$ 22,891	$ 17,433